CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Short-term borrowings	¥ 10,000
Deferred revenue	163,699	¥ 165,111
Accounts payable	19,423	14,718
Accrued and other liabilities	209,590	192,957
Income taxes payable, current	184,638	180,715
Amounts due to related parties	2,543	1,971
Operating lease liability, current	53,702	53,512
Long-term borrowing	9,594
Other non-current liabilities	292
Income taxes payable, non-current	34,763	32,152
Operating lease liability, non-current	¥ 220,319	¥ 216,067
Preferred shares, shares authorized | shares	1,666,667	1,666,667
Preferred shares, shares issued | shares	0	0
Preferred shares, shares outstanding | shares	0	0
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized | shares	66,666,667	66,666,667
Ordinary shares, shares issued | shares	41,923,276	38,858,199
Ordinary shares, shares outstanding | shares	41,923,276	38,858,199
Class C Ordinary Shares [Member]
Ordinary shares, shares authorized | shares	8,333,333	8,333,333
Ordinary shares, shares issued | shares	4,708,415	4,708,415
Ordinary shares, shares outstanding | shares	4,708,415	4,708,415
Variable interest entities and subsidiaries of VIEs
Short-term borrowings	¥ 10,000	¥ 0
Deferred revenue	158,735	157,663
Accounts payable	10,682	8,686
Accrued and other liabilities	165,706	149,197
Income taxes payable, current	180,070	180,472
Amounts due to related parties	2,543	1,971
Operating lease liability, current	27,962	29,341
Long-term borrowing	0	0
Other non-current liabilities	188	0
Income taxes payable, non-current	34,763	32,152
Operating lease liability, non-current	¥ 74,725	¥ 88,293